Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 999	$ 524
Finished goods	3,178	3,558
Inventory	$ 4,177	$ 4,082